SCHEDULE OF INVENTORY (Details) - USD ($)		Jun. 30, 2026	Dec. 31, 2025
Inventory Disclosure [Abstract]
Finished goods	[1]	$ 5,132,823	$ 6,269,573
Raw materials	[2]	5,088,965	3,429,181
Total Inventory		$ 10,221,788	$ 9,698,754

[1]	Finished goods includes electric vehicles and accessories.
[2]	Raw materials mainly include parts, and battery cells.